Fair Value of Financial Instruments - Additional Information (Detail) - Minimum [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net proceeds from equity financing	$ 5,000,000
Net proceeds from initial public offering	$ 20,000,000